TIAA-CREF Funds	Supplement

TIAA-CREF Lifecycle Funds

(series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2
dated March 28, 2024 to the Summary Prospectuses and
Statutory Prospectus dated October 1, 2023

This supplement supersedes and replaces in its entirety the Summary Prospectuses and Statutory Prospectus supplement dated January 22, 2024.

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Lifecycle Retirement Income Fund	Nuveen Lifecycle Retirement Income Fund
TIAA-CREF Lifecycle 2010 Fund	Nuveen Lifecycle 2010 Fund
TIAA-CREF Lifecycle 2015 Fund	Nuveen Lifecycle 2015 Fund
TIAA-CREF Lifecycle 2020 Fund	Nuveen Lifecycle 2020 Fund
TIAA-CREF Lifecycle 2025 Fund	Nuveen Lifecycle 2025 Fund
TIAA-CREF Lifecycle 2030 Fund	Nuveen Lifecycle 2030 Fund
TIAA-CREF Lifecycle 2035 Fund	Nuveen Lifecycle 2035 Fund
TIAA-CREF Lifecycle 2040 Fund	Nuveen Lifecycle 2040 Fund
TIAA-CREF Lifecycle 2045 Fund	Nuveen Lifecycle 2045 Fund
TIAA-CREF Lifecycle 2050 Fund	Nuveen Lifecycle 2050 Fund
TIAA-CREF Lifecycle 2055 Fund	Nuveen Lifecycle 2055 Fund
TIAA-CREF Lifecycle 2060 Fund	Nuveen Lifecycle 2060 Fund
TIAA-CREF Lifecycle 2065 Fund	Nuveen Lifecycle 2065 Fund

There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.

1

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

▪  $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

•   $250 for accounts opened through fee-based programs.

▪  No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.
$1 million for all accounts except:

▪  $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.
$100,000 for all accounts except:

▪  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

▪  No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

2

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the TIAA-CREF Lifecycle Retirement Income Fund will be as follows:

			Maximum Financial
	Sales Charge as	Sales Charge as	Intermediary
	% of Public	% of Net	Commission as %
Amount of Purchase	Offering Price	Amount Invested	of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

Shareholders with an account held directly with the TIAA-CREF Lifecycle Retirement Income Fund that holds Retail Class shares of the Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of the Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

3

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A41699 (3/24)

TIAA-CREF Funds	Supplement

TIAA-CREF Lifestyle Funds

(series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2
dated March 28, 2024 to the Summary Prospectuses and
Statutory Prospectus dated October 1, 2023

This supplement supersedes and replaces in its entirety the Summary Prospectuses and Statutory Prospectus supplement dated January 22, 2024.

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Lifestyle Income Fund	Nuveen Lifestyle Income Fund
TIAA-CREF Lifestyle Conservative Fund	Nuveen Lifestyle Conservative Fund
TIAA-CREF Lifestyle Moderate Fund	Nuveen Lifestyle Moderate Fund
TIAA-CREF Lifestyle Growth Fund	Nuveen Lifestyle Growth Fund
TIAA-CREF Lifestyle Aggressive Growth Fund	Nuveen Lifestyle Aggressive Growth Fund

There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A
1

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

▪   $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

▪   $250 for accounts opened through fee-based programs.

▪   No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

▪   $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

▪   $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

▪   No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the Funds will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

2

Shareholders with an account held directly with a Fund that holds Retail Class shares of the Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

3

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A41700 (3/24)

TIAA-CREF Funds	Supplement

TIAA-CREF Managed Allocation Fund

SUPPLEMENT NO. 2
dated March 28, 2024 to the Summary Prospectus and
Statutory Prospectus dated October 1, 2023

This supplement supersedes and replaces in its entirety the Summary Prospectus and Statutory Prospectus supplement dated January 22, 2024.

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Fund’s name, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Fund in the Summary Prospectus and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Managed Allocation Fund	Nuveen Managed Allocation Fund

There will be no changes to the investment objective, principal investment strategies, principal investment risks or portfolio management of the Fund in connection with this name change.

The Board has also approved changes to the names of certain of the Fund’s share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectus and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Retail Class	Class A

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes, although financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

	Class A	Class R6
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

▪   $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

▪   $250 for accounts opened through fee-based programs.

▪   No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

▪   $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Minimum Additional Investment	$100	No minimum.

Effective May 6, 2024, exchanges of shares of the Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

Shareholders with an account held directly with the Fund that holds Retail Class shares of the Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of the Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

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A41701 (3/24)